Annual Total Returns [BarChart] - AMG GW&K Enhanced Core Bond ESG Fund - Class N	May 01, 2021
Bar Chart Table:
Annual Return 2011	4.53%
Annual Return 2012	9.53%
Annual Return 2013	0.29%
Annual Return 2014	5.58%
Annual Return 2015	(3.41%)
Annual Return 2016	3.15%
Annual Return 2017	3.76%
Annual Return 2018	(1.48%)
Annual Return 2019	10.35%
Annual Return 2020	9.41%